Concentration of Credit Risk - Schedule of Clients Accounting for Total Operating Revenue (Details) - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue
Total operating revenue percentage
Customer A [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue		$ 279,943
Total operating revenue percentage		13.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue	$ 721,877
Total operating revenue percentage	31.00%
Customer B [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue		$ 499,897
Total operating revenue percentage		25.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue	$ 378,358
Total operating revenue percentage	16.00%
Customer C [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue
Total operating revenue percentage
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue	$ 314,545
Total operating revenue percentage	14.00%
Other Customer [Member] | Revenue Benchmark [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue	$ 1,414,780
Total operating revenue percentage	61.00%
Other Customer [Member] | Revenue Benchmark [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue		$ 779,840
Total operating revenue percentage		38.00%
Other Customer [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue	$ 112,357
Total operating revenue percentage	100.00%
Other Customer [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue		$ 55,266
Total operating revenue percentage		100.00%
Customer E [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue
Total operating revenue percentage
Customer E [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue		$ 55,266
Total operating revenue percentage		100.00%
Customer F [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue	$ 32,411
Total operating revenue percentage	29.00%
Customer F [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue
Total operating revenue percentage
Customer [Member] | Accounts Receivable [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue	$ 79,946
Total operating revenue percentage	71.00%
Customer [Member] | Accounts Receivable [Member] | Third party [Member]
Schedule of Clients Accounting for Total Operating Revenue [Line Items]
Total operating revenue
Total operating revenue percentage